Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
LDR High Income Realty Fund, Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	LDR High Income Realty Fund
Class Name	Institutional Class Shares
Trading Symbol	HLRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LDR High Income Realty Fund, Institutional Class for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at ldrcapitalmgmt.com/mutual-funds/. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	ldrcapitalmgmt.com/mutual-funds/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	1.64%¹
¹	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.64%	[1]
Net Assets	$ 30,401,699
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 41,525
Investment Company, Portfolio Turnover	74.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$30,401,699
Number of Holdings	51
Total Net Advisory Fee	$41,525
Portfolio Turnover Rate	74.49%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	8.39%
Equinix, Inc.	6.61%
Welltower, Inc.	6.50%
Simon Property Group, Inc.	5.77%
Public Storage	5.47%
Vertiv Holdings Co.	5.33%
American Tower Corporate REIT	5.30%
Digital Realty Trust, Inc.	4.78%
Essex Property Trust, Inc.	4.45%
Crown Castle, Inc.	4.02%

LDR High Income Realty Fund, Platform Class Shares
Shareholder Report [Line Items]
Fund Name	LDR High Income Realty Fund
Class Name	Platform Class Shares
Trading Symbol	HLPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LDR High Income Realty Fund, Platform Class for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at ldrcapitalmgmt.com/mutual-funds/. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	ldrcapitalmgmt.com/mutual-funds/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Platform Class	$100	1.89%¹
¹	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.89%	[2]
Net Assets	$ 30,401,699
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 41,525
Investment Company, Portfolio Turnover	74.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$30,401,699
Number of Holdings	51
Total Net Advisory Fee	$41,525
Portfolio Turnover Rate	74.49%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	8.39%
Equinix, Inc.	6.61%
Welltower, Inc.	6.50%
Simon Property Group, Inc.	5.77%
Public Storage	5.47%
Vertiv Holdings Co.	5.33%
American Tower Corporate REIT	5.30%
Digital Realty Trust, Inc.	4.78%
Essex Property Trust, Inc.	4.45%
Crown Castle, Inc.	4.02%

[1]	Annualized.
[2]	Annualized.